Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research and Development [Abstract]
Research and Development Expenses

NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2019	2018

Salaries and related expenses	$291,606	$178,486
Stock-based compensation (Note 9F)	230,908	12,077
Professional fees	65,506	22,271
Laboratory and materials	35,472	70,779
Patent expenses	51,491	82,367
Rent and maintenance	32,895	40,146
Depreciation	29,643	25,650
Insurance and other expenses	18,178	27,408
	$755,699	$459,184